Environmental Matters (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) site
Site Contingency [Line Items]
Number of sites | site		10
Estimated maximum liability	$ 29,400	$ 30,700
Regulatory assets, noncurrent	99,105	84,886
Reserve for Environmental Costs
Site Contingency [Line Items]
Accrual for environmental loss contingencies	11,300	10,700
Environmental response costs
Site Contingency [Line Items]
Regulatory assets, noncurrent	$ 5,800	$ 7,000